Liabilities in Respect of IIA Grants (Schedule of israeli innovation authority grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 7,803	$ 7,566
Royalties	(212)	(190)
Amounts carried to Profit or Loss	752	427
Balance as of December 31	8,343	7,803
Current maturities	(194)	(126)
Long term liabilities in respect of IIA grants	$ 8,149	$ 7,677